(6) SECURITIES (Details Narrtive)	12 Months Ended
Dec. 31, 2019
DisclosureOfSecuritiessLineItems [Line Items]
Average interest of interbank certificate of deposit (CDI)	94.13%
Investment Funds [Member]
DisclosureOfSecuritiessLineItems [Line Items]
Average interest of interbank certificate of deposit (CDI)	99.87%
Securities maturity date	September 2020
Direct Application [Member]
DisclosureOfSecuritiessLineItems [Line Items]
Average interest of interbank certificate of deposit (CDI)	100.00%
Securities maturity date	September 2020